As filed with the Securities and Exchange Commission on June 8, 2018

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 212	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 213	☒

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Karen Gilomen

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
☒	on June 12, 2018, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on, (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 208 to its Registration Statement until June 12, 2018. Post-Effective Amendment No. 208 to the Registrant’s Registration Statement relates to Class A shares of the ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund, Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth, RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, RiverFront Asset Allocation Income & Growth, ALPS | Kotak India Growth Fund and ALPS | Metis Global Micro Cap Value Fund, each a series of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 208 under the Securities Act of 1933 and Amendment No. 209 under the Investment Company Act of 1940, filed on March 20, 2018, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 212 of this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver and State of Colorado, on June 8, 2018.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President and Trustee	June 8, 2018
Edmund J. Burke

/s/ Jeremy W. Deems	Trustee	June 8, 2018
Jeremy W. Deems*

/s/ Mary K. Anstine	Chairman and Trustee	June 8, 2018
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	June 8, 2018
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	June 8, 2018
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	June 8, 2018
Kimberly R. Storms

*

Signature affixed by Karen Gilomen pursuant to a power of attorney dated December 13, 2016 filed on December 27, 2016.